Investments in and Advances to Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments
A condensed summary of the Company’s financial information for equity accounted investments (11.3% to 50.0% owned) shown on a 100% basis are as follows:

	As at December 31,
	2016 $	2015 $
Cash and cash equivalents	38,987	49,473
Other current assets	18,760	196,994
Vessels and equipment	815,961	855,217
Other non-current assets	20,558	25,304

Current portion of long-term debt	43,677	149,301
Other current liabilities	10,442	20,790
Long-term debt	367,201	485,627
Other non-current liabilities	25,540	30,407

	Year Ended December 31,
	2016 $	2015 $	2014 $
Revenues	169,631	234,398	104,096
Income from operations	62,998	112,542	19,259
Realized and unrealized loss on derivative instruments	(244)	(689)	(831)
Net income	39,536	85,647	7,552

	Year Ended December 31,
	2016 $	2015 $
High-Q Joint Venture	22,025	21,166
Tanker Investments Ltd.	47,710	44,195
Gemini Tankers L.L.C.	916	1,109
Total	70,651	66,470